OTHER OPERATING EXPENSE, NET (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
OTHER OPERATING EXPENSE, NET
Government grants (i)	¥ 6,706	¥ 8,776	¥ 6,933
Ineffective portion of change in fair value of cash flow hedges	694	3,052	(222)
Net realized and unrealized gain/(loss) on derivative financial instruments not qualified as hedging	(14,873)	(1,252)	(4,384)
Impairment losses on long-lived assets (ii)	(10,035)	(14,629)	(356)
(Loss)/gain on disposal of property, plant, equipment other non-current assets, net	(3,062)	398	(1,829)
Fines, penalties and compensations	(220)	(43)	(173)
Donations	(165)	(301)	(210)
Others	(761)	(1,781)	(115)
Other operating expenses, total	¥ (21,716)	¥ (5,780)	¥ (356)